Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Taxes [Abstract]
Standard tax rate applicable in France	3200.00%	3440.00%	3440.00%
Difference between the standard French tax rate and the rates applicable to Sanofi	(2020.00%)	(1370.00%)	(2290.00%)
Impact of commitments arising from business divestitures	0.00%	(1210.00%)	(620.00%)
Revisions to tax exposures and settlements of tax disputes	20.00%	450.00%	480.00%
Fair value remeasurement of contingent consideration liabilities	(10.00%)	(300.00%)	(260.00%)
Other	(190.00%)	(880.00%)	(260.00%)
Effective tax rate	1000.00%	130.00%	490.00%